ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS (Details) shares in Millions, $ in Millions				12 Months Ended
	Jul. 12, 2024	May 17, 2024 USD ($)	May 16, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Feb. 05, 2024 Closing	Dec. 31, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from disposal				$ (784.6)
Income from revaluation of investment				$ 59.0
Number of shares sold | shares			14.1
Percentage of legal ownership sold			4.00%
Cash received in exchange of IPJC Yandex shares			$ 208.0
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of closings | Closing					2
Ownership interest sold at first closing (as a percent)	68.00%	68.00%
Loss from disposal		$ 784.6
Impairment of the held-for-sale asset		501.7
Gain/(loss) on deconsolidation		270.4
Transaction costs		$ 12.5
Remaining minority interest		28.00%
Income from revaluation of investment		$ 59.0
Cash and cash equivalents		$ 1,174.9				$ 960.0